Income Tax (Details) - Schedule of Company’s Theoretical Income Tax Expense at the Israeli Statutory Rate - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company’s Theoretical Income Tax Expense at the Israeli Statutory Rate [Abstract]
Theoretical income tax benefit	$ (3,576)	$ (3,343)	$ (888)
Foreign tax rate differentials	(2)	(16)	5
Reduced tax rate for preferred enterprises
Non-deductible expenses	195	613	465
Change in valuation allowance	3,417	1,507	1,074
Foreign exchange impact	(34)	1,239	(656)
Total